Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows
Interest received, classified as operating activities	£ 12,860	£ 26,637
Interest paid, classified as operating activities	8,653	21,314
Balances with banks and other regulatory authorities	£ 3,119	£ 4,505	£ 4,505